UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-Q

                      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                       REGISTERED MANAGEMENT INVESTMENT COMPANY



                     Investment Company Act file number: 811-10085
                                                         ---------

                     Hillman Capital Management Investment Trust
                     -------------------------------------------
                  (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
            (Address of principal executive offices)                  (Zip code)


                                   Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


           Registrant's telephone number, including area code: 252-972-9922
                                                               ------------

                         Date of fiscal year end: September 30
                                                  ------------

                      Date of reporting period: December 31, 2006
                                                -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                              Market Value                                                      Market Value
                                  Shares       (Note 1)                                              Shares       (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------
 COMMON STOCKS - 98.36%                                              Telecommunications - 14.39%
                                                                       AT&T Inc.                      125,000    $  4,468,750
 Aerospace/Defense - 10.00%                                            Motorola, Inc.                 195,000       4,009,200
   Goodrich Corporation           100,000    $  4,555,000              Verizon Communications, Inc.   120,000       4,468,800
   The Boeing Corporation          50,000       4,442,000                                                        ------------
                                             ------------                                                          12,946,750
                                                8,997,000                                                        ------------
                                             ------------            Transportation - 4.83%

 Chemicals - 5.14%                                                     FedEx Corp.                     40,000       4,344,800
   E.I. du Pont de Nemours                                                                                       ------------
      Company                      95,000       4,627,450
                                             ------------            Total Common Stocks (Cost $79,937,205)        88,526,989
                                                                                                                 ------------
 Computers - 10.25%
 * EMC Corporation                340,000       4,488,000            INVESTMENT COMPANY - 1.45%
   Hewlett-Packard Company        115,000       4,736,850              Evergreen Institutional Money Market Fund
                                             ------------              (Cost $1,304,996)            1,304,996       1,304,996
                                                9,224,850                                                        ------------
                                             ------------

 Diversified Financial Services - 5.26%                              Total Investments
   Citigroup Inc.                  85,000       4,734,500              (Cost $81,242,201) - 99.81%               $ 89,831,985
                                             ------------
                                                                     Other Assets Less Liabilities - 0.19%            169,721
 Electric - 4.97%                                                                                                ------------
   American Electric Power
                                                                     Net Assets - 100.00%                        $ 90,001,706
      Company, Inc.               105,000       4,470,900                                                        ============
                                             ------------            * Non-income producing investment.

 Financial Services - 4.72%
   Allied Capital Corporation     130,000       4,248,400            Aggregate   cost  for  federal  income  tax  purposes  is
                                             ------------            $81,373,427.  Unrealized  appreciation/(depreciation)  of
                                                                     investments   for  federal  income  tax  purposes  is  as
 Food - 3.65%                                                        follows:
   Whole Foods Market, Inc.        70,000       3,285,100
                                             ------------
                                                                     Aggregate gross unrealized appreciation     $ 11,547,139
 Healthcare - Services - 10.10%                                      Aggregate gross unrealized depreciation       (3,088,581)
   Aetna Inc.                     100,000       4,318,000                                                        ------------
 * Laboratory Corporation of

      America Holdings             65,000       4,775,550            Net unrealized appreciation                 $  8,458,558
                                             ------------                                                        ============
                                                9,093,550
                                             ------------

 Home Builders - 4.86%
   D.R. Horton, Inc.              165,000       4,370,850
                                             ------------

 Miscellaneous Manufacturing - 4.75%
   General Electric Company       115,000       4,279,150
                                             ------------

 Oil & Gas - 5.13%
   Exxon Mobil Corporation         60,300       4,620,789
                                             ------------

 Real Estate Investment Trust - 5.18%
   Host Hotels & Resorts          190,000       4,664,500
                                             ------------

 Retail - 5.13%
   The Home Depot, Inc.           115,000       4,618,400
                                             ------------


                                                                                                                      (Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
--------------------------------------------------------------------------------
Summary of Investments by Industry
                                          % of Net       Market
Industry                                   Assets        Value
-----------------------------------------------------------------
Aerospace/Defense                          10.00%   $  8,997,000
Chemicals                                   5.14%      4,627,450
Computers                                  10.25%      9,224,850
Diversified Financial Services              5.26%      4,734,500
Electric                                    4.97%      4,470,900
Financial Services                          4.72%      4,248,400
Food                                        3.65%      3,285,100
Healthcare - Services                      10.10%      9,093,550
Home Builders                               4.86%      4,370,850
Investment Company                          1.45%      1,304,996
Miscellaneous Manufacturing                 4.75%      4,279,150
Oil & Gas                                   5.13%      4,620,789
Real Estate Investment Trust                5.18%      4,664,500
Retail                                      5.13%      4,618,400
Telecommunications                         14.39%     12,946,750
Transportation                              4.83%      4,344,800
-----------------------------------------------------------------
Total                                      99.81%   $ 89,831,985

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                          Market Value                                                               Market Value
                               Shares      (Note 1)                                                     Shares         (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------
COMMON STOCKS - 97.11%                                               Hand/Machine Tools - 1.89%
                                                                       Black & Decker Corporation        6,000       $    479,820
                                                                                                                     ------------
Aerospace/Defense - 4.78%
  Goodrich Corporation           13,000  $    592,150                Healthcare - Products - 2.08%
  The Boeing Company              7,000       621,880                  Johnson & Johnson                 8,000            528,160
                                         ------------                                                                ------------
                                            1,214,030
                                         ------------                Healthcare - Services - 4.53%
                                                                       Aetna Inc.                       13,000            561,340
Apparel - 2.34%                                                      * Laboratory Corporation of
  Nike, Inc.                      6,000       594,180                  America Holdings                  8,000            587,760
                                         ------------                                                                ------------
                                                                                                                        1,149,100
Biotechnology - 1.88%                                                                                                ------------
* Amgen Inc.                      7,000       478,170
                                         ------------                Home Builders - 2.30%
                                                                       D.R. Horton, Inc.                22,000            582,780
Chemicals - 2.50%                                                                                                    ------------
  E.I. du Pont de Nemours
     and Company                 13,000       633,230                Household Products/Wares - 2.02%
                                         ------------                  The Clorox Company                8,000            513,200
                                                                                                                     ------------
Computers - 6.86%
* EMC Corporation                44,000       580,800                Internet - 1.81%
  Hewlett-Packard Company        14,000       576,660                * Yahoo! Inc.                      18,000            459,720
                                                                                                                     ------------
  International Business Machines
     Corporation                  6,000       582,900                Media - 4.74%
                                         ------------                  Time Warner Inc.                 30,000            653,400
                                            1,740,360                  The Walt Disney Company          16,000            548,320
                                         ------------                                                                ------------
                                                                                                                        1,201,720
Cosmetics/Personal Care - 2.03%                                                                                      ------------
  The Procter & Gamble
     Company                      8,000       514,160                Miscellaneous Manufacturing - 4.35%
                                         ------------                  3M Co.                            7,000            545,510
                                                                       General Electric Company         15,000            558,150
Diversified Financial Services - 4.35%                                                                               ------------
  Citigroup Inc.                 10,000       557,000                                                                   1,103,660
  JPMorgan Chase & Co.           11,300       545,790                                                                ------------
                                         ------------
                                            1,102,790                Oil & Gas - 2.42%
                                         ------------                  Exxon Mobil Corporation           8,000            613,040
                                                                                                                     ------------
Electric - 4.53%
  American Electric Power                                            Pharmaceuticals - 3.73%
     Company Inc.                14,000       596,120                  Merck & Co., Inc.                11,000            479,600
  The Southern Company           15,000       552,900                  Pfizer Inc.                      18,000            466,200
                                         ------------                                                                ------------
                                            1,149,020                                                                     945,800
                                         ------------                                                                ------------
Financial Services - 2.58%                                           Real Estate Investment Trust - 2.23%
  Allied Capital Corporation     20,000       653,600                  Host Hotels & Resorts            23,000            564,650
                                         ------------                                                                ------------

Food - 10.08%
  Campbell Soup Company          14,000       544,460
  H.J. Heinz Company             12,000       540,120
  Kellogg Company                11,000       550,660
  McCormick & Company,
     Incorporated                13,000       501,280
  Whole Foods Market, Inc.        9,000       422,370
                                         ------------
                                            2,558,890
                                         ------------





                                                                                                                      (Continued)


The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                     Shares        (Note 1)
-----------------------------------------------------------------     -------------------------------------------------------------
COMMON STOCKS - (Continued)                                           Summary of Investments by Industry
                                                                                                        % of Net        Market
Retail - 10.47%                                                       Industry                           Assets         Value
                                                                      -------------------------------------------------------------
  Brinker International, Inc.         18,000    $    542,880          Aerospace/Defense                  4.78%       $ 1,214,030
  McDonald's Corporation              13,000         576,290          Apparel                            2.34%           594,180
  Target Corporation                   9,000         513,450          Biotechnology                      1.88%           478,170
  The Home Depot, Inc.                14,000         562,240          Chemicals                          2.50%           633,230
  Wal-Mart Stores, Inc.               10,000         461,800          Computers                          6.86%         1,740,360
                                                ------------
                                                   2,656,660          Cosmetics/Personal Care            2.03%           514,160
                                                ------------
Semiconductors - 2.00%                                                Diversified Financial Services     4.35%         1,102,790
  Intel Corporation                   25,000         506,250          Electric                           4.53%         1,149,020
                                                ------------
                                                                      Financial Services                 2.58%           653,600
Software - 2.03%                                                      Food                              10.08%         2,558,890
* Oracle Corporation                  30,000         514,200          Hand/Machine Tools                 1.89%           479,820
                                                ------------
                                                                      Healthcare - Products              2.08%           528,160
Telecommunications - 6.44%                                            Healthcare - Services              4.53%         1,149,100
  AT&T Inc.                           18,000         643,500          Home Builders                      2.30%           582,780
  Motorola, Inc.                      21,000         431,760          Household Products/Wares           2.02%           513,200
  Verizon Communications Inc.         15,000         558,600          Internet                           1.81%           459,720
                                                ------------
                                                   1,633,860          Investment Company                 2.70%           685,735
                                                ------------
Transportation - 2.14%                                                Media                              4.74%         1,201,720
  FedEx Corp.                          5,000         543,100          Miscellaneous Manufacturing        4.35%         1,103,660
                                                ------------
                                                                      Oil & Gas                          2.42%           613,040
Total Common Stocks (Cost $19,555,342)            24,634,150          Pharmaceuticals                    3.73%           945,800
                                                ------------
                                                                      Real Estate Investment Trust       2.23%           564,650
INVESTMENT COMPANY - 2.70%                                            Retail                            10.47%         2,656,660
  Evergreen Institutional Money Market Fund                           Semiconductors                     2.00%           506,250
     (Cost $685,735)                 685,735         685,735          Software                           2.03%           514,200
                                                ------------
                                                                      Telecommunications                 6.44%         1,633,860
Total Investments (Cost $20,241,077) - 99.81%   $ 25,319,885          Transportation                     2.14%           543,100
                                                                      -------------------------------------------------------------
Other Assets less Liabilities - 0.19%                 55,117          Total                             99.81%      $ 25,319,885
                                                ------------

Net Assets - 100.00%                            $ 23,375,002
                                                ============

* Non-income producing investment.


Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:




Aggregate gross unrealized appreciation         $  5,490,168
Aggregate gross unrealized depreciation            (411,360)
                                                ------------

Net unrealized appreciation                     $  5,078,808
                                                ============
                                                                                                                      (Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2006
--------------------------------------------------------------------------------
Note 1 - Investment Valuation

The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 _____________________________________
                                 Mark A. Hillman, Trustee, President,
                                 and Principal Executive Officer

Date: February 16, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 _______________________________________
                                 Mark A. Hillman, Trustee, President,
                                 and Principal Executive Officer
                                 Hillman Capital Management Investment Trust

Date: February 16, 2007




By:  (Signature and Title)       /s/ Fletcher D. Perkins
                                 _______________________________________
                                 Fletcher D. Perkins, Treasurer and
                                 Principal Financial Officer
                                 Hillman Capital Management Investment Trust

Date: February 16, 2007